BORROWINGS - OTHER BORROWINGS (Details) R in Millions, $ in Millions		12 Months Ended
	Sep. 19, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period		R 25,649.5	R 8,973.8
Loans raised	$ 500	17,130.2	69,593.8	R 17,280.5
Loans repaid		(21,231.5)	(55,719.5)	(11,834.7)
Unwinding of amortised cost		538.3	251.8	141.4
Balance at end of period		24,504.7	25,649.5	8,973.8
Other borrowings
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period		478.7	749.5
Loans raised		10,798.6	14,721.5	7,472.6
Loans repaid		(10,854.6)	(14,992.3)	(6,723.1)
Unwinding of amortised cost		2.9
Balance at end of period		R 425.6	R 478.7	R 749.5